PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Detailed Information About Property, Plant And Equipment
Depreciation or depletion is computed using the following rates:

Item	Methods	Rates
Mine properties	Units of production	Estimated proven and probable mineral reserves
Equipment, leasehold improvements	Straight line	Lesser of lease term and estimated useful life
Buildings	Straight line	20 years
Furniture, office equipment and software	Straight line	2 – 5 years
Plant and equipment	Straight line, units of production	4 – 10 years, estimated proven and probable mineral reserves
Mining equipment	Straight line	1 – 10 years based on life of mine
Deferred stripping costs	Units of production	Estimated proven and probable mineral reserves accessible due to stripping activity

Cost	Mine properties (i)	Development properties (ii)	Exploration, evaluation and pre-development properties (iii)	Buildings, plant and equipment	Total
Balance as at January 1, 2022	$2,160	$76,385	$223,220	$206,241	$508,006
Additions	—	32,422	241	23,450	56,113
Disposals	—	—	—	(24)	(24)
IFRS 16 Right of Use assets	—	—	—	280	280
Change in estimate of provision for environmental rehabilitation	—	(994)	(22,608)	—	(23,602)
Transfers	—	899	7,182	(8,081)	—
Balance as at December 31, 2022	2,160	108,712	208,035	221,866	540,773
Additions	—	15,366	83,707	18,778	117,851
Disposals	—	—	—	(1,749)	(1,749)
IFRS 16 Right of Use assets	—	—	—	252	252
Transfers	—	(4,663)	—	4,663	—
Change in estimate of provision for environmental rehabilitation	—	121	(2,508)	—	(2,387)
Adjustments	—	—	—	(134)	(134)
Balance as at December 31, 2023	$2,160	$119,536	$289,234	$243,676	$654,606

Accumulated depreciation and impairment
Balance as at January 1, 2022	$2,160	$—	$—	$3,197	$5,357
Depletion, depreciation and amortization	—	—	—	6,177	6,177
Disposals	—	—	—	(22)	(22)
Balance as at December 31, 2022	2,160	—	—	9,352	11,512
Depletion, depreciation and amortization	—	—	—	5,023	5,023
Disposals	—	—	—	(450)	(450)
Adjustments	—	—	—	(106)	(106)
Balance as at December 31, 2023	$2,160	$—	$—	$13,819	$15,979

Carrying amounts
Balance, December 31, 2022	$—	$108,712	$208,035	$212,514	$529,261
Balance as at December 31, 2023	$—	$119,536	$289,234	$229,857	$638,627
(i)Mine properties include the Ruby Hill Archimedes open pit, fully depleted in 2021.

(ii)Development properties include Granite Creek.
Exploration, evaluation and pre-development properties:

Property	January 1, 2023	Additions	Change in estimate of environmental provision	Transfers	December 31, 2023
McCoy-Cove, Nevada	$61,203	$5,489	$(535)	$—	$66,157
Ruby Hill, Nevada	92,889	—	(813)	—	92,076
Lone Tree, Nevada	52,533	—	(1,123)	—	51,410
Argenta, Nevada	1,410	—	(37)	—	1,373
FAD, Nevada	—	78,218	—	—	78,218
Total	$208,035	$83,707	$(2,508)	$—	$289,234

Property	January 1, 2022	Additions	Change in estimate of environmental provision	Transfers	December 31, 2022
McCoy-Cove, Nevada	$54,105	$—	$(84)	$7,182	$61,203
Ruby Hill, Nevada	103,594	—	(10,705)	—	92,889
Lone Tree, Nevada	65,521	—	(12,988)	—	52,533
Argenta, Nevada	—	241	1,169	—	1,410
Total	$223,220	$241	$(22,608)	$7,182	$208,035
Depreciation, depletion and amortization on property, plant and equipment during the year ended December 31, 2023 and 2022 include amounts allocated to:

	Year ended December 31,
	2023	2022
Depreciation, depletion and amortization	$7,202	$4,528
Recorded in exploration, evaluation and pre-development	112	484
Recorded in general and administrative	444	346
Recorded in property maintenance	1,088	816
Depreciation, depletion and amortization capitalized into properties	102	215
	8,948	6,389
Inventory movement	(3,925)	(212)
Total depletion, depreciation and amortization	$5,023	$6,177
The Company’s leased assets include buildings and vehicles. Right-of-use assets include:

	Buildings	Equipment	Total
As at December 31, 2021	$582	$—	$582
Additions	—	280	280
Depreciation	(212)	(128)	(340)
As at December 31, 2022	370	152	522
Additions	143	100	243
Termination	—	(90)	(90)
Depreciation	(238)	(108)	(346)
As at December 31, 2023	$275	$54	$329

Schedule Of Mineral Property Royalties	Summary of mineral property Net Smelter Return ("NSR") royalties (as at December 31, 2023)

Active properties	NSR (i)
McCoy-Cove, Nevada	1.5% NSR Maverix Metals Inc.
2% NSR Maverix Metals Inc.
2% NSR Chiara
Tabor, Nevada	3% NSR Renaissance
Granite Creek	1-4% NSR Royal Gold/D.M. Duncan
3-5% NSR Royal Gold
2% NSR Franco-Nevada/S&G Pinson
Portions of 7.5% NSR Stoffer/Noceto/Phillips
2% NSR Stoffer/Noceto/Phillips/Murphy/Christison
10% NPI Gold Royalty
2% Franco-Nevada
0.5% NSR Nevada Gold Mines
Lone Tree	5% NSR VEK/Andrus
1% NSR Franco-Nevada Mining Corporation, Inc.
4% NSR Bronco Creek, Inc.
5% NSR Marigold Mining Company
5% NSR Richardson
5% NSR BTF Properties
0.5%-1.5% NSR Newmont USA Limited
Ruby Hill	2.5% NSR Placer Dome U.S. Inc.
3% Biale Trust
4% NSR Asarco Incorporated
3% RG Royalties
Golden Hill	4% NSR Asarco Incorporated
3% NSR RG Royalties
0.5-1.5% NSR Royalty Consolidation Company
3% Biale Trust
4.0% Herrera
2.0% MacKenzie
4.0% Fulton/Wycosky
(i)These royalties are tied to specific mining claims and may not apply to the entire property.

Schedule of Detailed Information About Asset Acquisition

Components of consideration paid:
Share consideration (i)	$66,037
Common shares issued in relation to contingent value rights (ii)	12,750
Replacement warrants (iii)	2,675
Replacement options (iii)	2,515
Previously held interest (iv)	4,116
Transaction costs	323
$88,416
(i)    The fair value of 25,488,584 common shares issued to Paycore shareholders was determined using the Company's share price of C$3.46 per share on the acquisition date.
(ii)    Following completion of the arrangement and in accordance with the Amendment to the Contingent Value Rights Agreement dated February 26, 2023 among the Company, Paycore, Golden Hill Mining LLC, and Waterton Nevada Splitter, LLC and Waterton Nevada Splitter II, LLC (collectively, "Waterton"), all of the obligations outstanding under the outstanding contingent value rights agreement between Paycore, Golden Hill Mining LLC and Waterton dated April 20, 2022, with an aggregate value of $12.75 million were satisfied through the issuance of 5,016,991 i-80 Gold common shares to Waterton on May 9, 2023. The fair value of 5,016,991 common shares issued to Waterton was determined using the Company's share price of C$3.46 per share on the acquisition date.

(iii)    The fair value of 1,727,200 replacement options and 3,755,257 replacement warrants was determined using the Black-Scholes pricing model with the following assumptions:

	Stock Options	Warrants
Risk free rate	3.55% to 3.91%	3.66% to 4.52%
Expected life	18 to 29 months	12 to 24 months
Expected volatility	52% to 56%	52% to 58%
Share price	C$3.46	C$3.46

(iv) On May 5, 2023 and immediately prior to the Paycore acquisition the Company owned 2,336,200 Paycore common shares. The Company's investment in Paycore was remeasured at fair value on the acquisition date using the Exchange Ratio and the Company's share price of C$3.46 per share on the acquisition date with the change in fair value recognized through the statement of loss as further described in Note 18 of these Financial Statements.

The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets (liabilities) acquired:
Cash	$10,027
Other assets	206
Mineral properties	78,218
Accounts payable	(35)
Fair value of net assets acquired	$88,416
The underlying assets purchased and liabilities assumed were recorded at cost allocated based upon their relative fair values at the date of purchase. The table below presents the values of the assets purchased and liabilities assumed on the date of acquisition:

Net assets (liabilities) acquired:
Property, plant and equipment	$3,122
Other assets	1,767
Provision for environmental rehabilitation	(1,169)
Fair value of net assets acquired	$3,720